Payments, Details - 12 months ended Dec. 31, 2023 - USD ($)	Amount	Type	Country	Govt.	Project	Resource	Ext. Method	In-kind	In-kind Calc.
#: 1
	$ 10,500,000	Taxes	ALGERIA	Sonatrach [Member]	In Amenas [Member]	Gas [Member]	Well
#: 2
	10,800,000	Taxes	ALGERIA	Sonatrach [Member]	In Salah [Member]	Gas [Member]	Well
#: 3
	9,200,000	Taxes	ALGERIA	Treasury and Accounting Management (of the State's Financial Operations) [Member]	BP Exploration Operating [Member]	Gas [Member]	Well
#: 4
	2,100,000	Taxes	ANGOLA	Ministry of Finance [Member]		Crude Oil [Member]	Well
#: 5
	100,000	Taxes	ARGENTINA	Administracion Federal de Ingresos Publicos [Member]		Crude Oil [Member]	Well
#: 6
	582,800,000	Taxes	AUSTRALIA	Australian Taxation Office [Member]	North West Shelf [Member]	Crude Oil [Member]	Well
#: 7
	8,600,000	Fees	AUSTRALIA	Australian Taxation Office [Member]	North West Shelf [Member]	Crude Oil [Member]	Well
#: 8
	119,000,000	Royalties	AUSTRALIA	Department of Mines, Industry Regulation and Safety [Member]	North West Shelf [Member]	Crude Oil [Member]	Well
#: 9
	2,200,000	Fees	AUSTRALIA	Department of Mines, Industry Regulation and Safety [Member]	North West Shelf [Member]	Crude Oil [Member]	Well
#: 10
	900,000	Fees	AUSTRALIA	Department of Finance [Member]	North West Shelf [Member]	Crude Oil [Member]	Well
#: 11
	1,067,300,000	Prod. Entitlements	AZERBAIJAN	Azerbaijan (ACG) Ltd. (SOCAR subsidiary) [Member]	Azeri-Chirag-Deepwater Gunashli – PSA [Member]	Crude Oil [Member]	Well	Yes	Payments in kind for 12.9 million barrels of crude oil valued at netback value per the production sharing agreement.
#: 12
	356,600,000	Prod. Entitlements	AZERBAIJAN	Azerbaijan (Shah Deniz) Ltd. (SOCAR subsidiary) [Member]	Shah Deniz - PSA [Member]	Crude Oil [Member]	Well
#: 13
	74,800,000	Prod. Entitlements	AZERBAIJAN	Azerbaijan (Shah Deniz) Ltd. (SOCAR subsidiary) [Member]	Shah Deniz - PSA [Member]	Crude Oil [Member]	Well	Yes	Payments in kind of $74.8 million for 1.0 million barrels of crude oil valued at netback value per the production sharing agreement.
#: 14
	103,600,000	Taxes	AZERBAIJAN	Ministry of Taxes [Member]	Azeri-Chirag-Deepwater Gunashli – PSA [Member]	Crude Oil [Member]	Well
#: 15
	779,900,000	Taxes	AZERBAIJAN	Ministry of Taxes [Member]	Shah Deniz - PSA [Member]	Crude Oil [Member]	Well
#: 16
	1,036,600,000	Prod. Entitlements	AZERBAIJAN	SGC Upstream LLC [Member]	Shah Deniz - PSA [Member]	Crude Oil [Member]	Well
#: 17
	358,400,000	Prod. Entitlements	AZERBAIJAN	SGC Upstream LLC [Member]	Shah Deniz - PSA [Member]	Crude Oil [Member]	Well	Yes	Payments in kind of $358.4 million for 4.5 million barrels of crude oil valued at netback value per the production sharing agreement.
#: 18
	184,700,000	Prod. Entitlements	AZERBAIJAN	State Oil Company of Azerbaijan Republic (SOCAR) [Member]	Azeri-Chirag-Deepwater Gunashli – PSA [Member]	Gas [Member]	Well	Yes	Payments in kind for 2.0 billion cubic metres of associated residue natural gas valued on the basis of gas prices realized in a similar Azerbaijan project.
#: 19
	2,057,900,000	Prod. Entitlements	AZERBAIJAN	State Oil Fund of Azerbaijan (SOFAZ) [Member]	Shah Deniz - PSA [Member]	Crude Oil [Member]	Well
#: 20
	6,866,700,000	Prod. Entitlements	AZERBAIJAN	State Oil Fund of Azerbaijan (SOFAZ) [Member]	Azeri-Chirag-Deepwater Gunashli – PSA [Member]	Crude Oil [Member]	Well	Yes	Payments in kind of $6,866.7 million for 83.3 million barrels of crude oil valued at netback value per the production sharing agreement.
#: 21
	642,500,000	Prod. Entitlements	AZERBAIJAN	State Oil Fund of Azerbaijan (SOFAZ) [Member]	Shah Deniz - PSA [Member]	Crude Oil [Member]	Well	Yes	Payments in kind of $642.5 million for 8.2 million barrels of crude oil valued at netback value per the production sharing agreement.
#: 22
	2,100,000	Fees	AZERBAIJAN	State Oil Fund of Azerbaijan (SOFAZ) [Member]	Shafag-Asiman – PSA [Member]	Crude Oil [Member]	Well
#: 23
	450,000,000	Bonuses	AZERBAIJAN	State Oil Fund of Azerbaijan (SOFAZ) [Member]	Azeri-Chirag-Deepwater Gunashli – PSA [Member]	Crude Oil [Member]	Well
#: 24
	400,000	Fees	BRAZIL	Agencia Nacional do Petroleo, Gas Natural e Biocombustíveis (ANP) [Member]	CM-755 [Member]	Crude Oil [Member]	Well
#: 25
	400,000	Fees	BRAZIL	Agencia Nacional do Petroleo, Gas Natural e Biocombustíveis (ANP) [Member]	CM-793 [Member]	Crude Oil [Member]	Well
#: 26
	200,000	Fees	BRAZIL	Agencia Nacional do Petroleo, Gas Natural e Biocombustíveis (ANP) [Member]	S-M-1500 [Member]	Crude Oil [Member]	Well
#: 27
	1,700,000	Bonuses	BRAZIL	Agencia Nacional do Petroleo, Gas Natural e Biocombustíveis (ANP) [Member]	Bumerangue [Member]	Crude Oil [Member]	Well
#: 28
	300,000	Fees	BRAZIL	Petrobras [Member]	CM-477 [Member]	Crude Oil [Member]	Well
#: 29
	(2,500,000)	Taxes	BRAZIL	Secretaria da Receita Federal [Member]		Crude Oil [Member]	Well
#: 30
	500,000	Fees	CANADA	Canada Newfoundland and Labrador Offshore Petroleum Board [Member]	Newfoundland Exploration [Member]	Crude Oil [Member]	Well
#: 31
	500,000	Fees	CANADA	Government of The Province of Alberta [Member]	Terre de Grace [Member]	Crude Oil [Member]	Well
#: 32
	400,000	Fees	CANADA	Natural Resources Canada [Member]	Newfoundland Exploration [Member]	Crude Oil [Member]	Well
#: 33
	2,700,000	Fees	EGYPT	Egyptian General Petroleum [Member]	West Nile Delta [Member]	Crude Oil [Member]	Well
#: 34
	12,000,000	Bonuses	EGYPT	Egyptian General Petroleum [Member]	West Nile Delta [Member]	Crude Oil [Member]	Well
#: 35
	800,000	Bonuses	EGYPT	Egyptian General Petroleum [Member]	El Qaraa [Member]	Crude Oil [Member]	Well
#: 36
	48,700,000	Taxes	EGYPT	Egyptian Tax Authority [Member]	Baltim [Member]	Crude Oil [Member]	Well
#: 37
	18,800,000	Taxes	EGYPT	Egyptian Tax Authority [Member]	El Qaraa [Member]	Crude Oil [Member]	Well
#: 38
	172,200,000	Taxes	EGYPT	Egyptian Tax Authority [Member]	North Damietta [Member]	Crude Oil [Member]	Well
#: 39
	19,700,000	Taxes	EGYPT	Egyptian Tax Authority [Member]	North El Hammad [Member]	Crude Oil [Member]	Well
#: 40
	20,500,000	Taxes	EGYPT	Egyptian Tax Authority [Member]	Ras El Bar [Member]	Crude Oil [Member]	Well
#: 41
	14,600,000	Taxes	EGYPT	Egyptian Tax Authority [Member]	Temsah [Member]	Crude Oil [Member]	Well
#: 42
	200,000	Taxes	EGYPT	Egyptian Tax Authority [Member]	UGDC [Member]	Crude Oil [Member]	Well
#: 43
	29,000,000	Taxes	EGYPT	Egyptian Tax Authority [Member]	West Mediterranean [Member]	Crude Oil [Member]	Well
#: 44
	65,400,000	Taxes	EGYPT	Egyptian Tax Authority [Member]	Zohr [Member]	Crude Oil [Member]	Well
#: 45
	16,000,000	Prod. Entitlements	INDIA	Ministry of Petroleum and Natural Gas [Member]	KG D6 KG-DWN-98/3 [Member]	Gas [Member]	Well
#: 46
	329,600,000	Prod. Entitlements	INDONESIA	Ministry of Finance [Member]	Tangguh [Member]	LNG [Member]	Well
#: 47
	81,000,000	Prod. Entitlements	INDONESIA	Ministry of Finance [Member]	Tangguh [Member]	LNG [Member]	Well	Yes	Payments in kind of $81.0 million for 12.0 million barrels of condensate valued per the production sharing agreement.
#: 48
	280,900,000	Taxes	INDONESIA	Ministry of Finance [Member]	Tangguh [Member]	LNG [Member]	Well
#: 49
	100,000	Fees	INDONESIA	SKKMIGAS [Member]	Tangguh [Member]	LNG [Member]	Well
#: 50
	53,700,000	Taxes	IRAQ	General Commission for Taxes [Member]	Rumaila [Member]	Crude Oil [Member]	Well
#: 51
	1,700,000	Bonuses	ISRAEL	Ministry of Energy and Infrastructure [Member]	Licences in Zone I [Member]	Crude Oil [Member]	Well
#: 52
	300,000	Fees	MAURITANIA	Ministry of Petroleum, Energy and Mines [Member]	Bir Allah [Member]	Crude Oil [Member]	Well
#: 53
	400,000	Fees	MAURITANIA	Société Mauritanienne des Hydrocarbures [Member]	Bir Allah [Member]	Crude Oil [Member]	Well
#: 54
	700,000	Fees	MAURITANIA	Ministry of Petroleum, Energy and Mines [Member]	Block C8 [Member]	Crude Oil [Member]	Well
#: 55
	100,000	Infrastructure	MAURITANIA	Ministry of Petroleum, Energy and Mines [Member]		Crude Oil [Member]	Well
#: 56
	32,800,000	Fees	MEXICO	Fondo Mexicano del Petróleo [Member]	Cuencas del Sureste 34 R3 [Member]	Crude Oil [Member]	Well
#: 57
	44,800,000	Fees	MEXICO	Fondo Mexicano del Petróleo [Member]	Cuenca Salina 1 R1 [Member]	Crude Oil [Member]	Well
#: 58
	200,000	Taxes	MEXICO	Sistema de administración Tributaria [Member]	Cuenca Salina 1 R1 [Member]	Crude Oil [Member]	Well
#: 59
	563,200,000	Prod. Entitlements	OMAN	Makarim Gas Development [Member]	Khazzan [Member]	Gas [Member]	Well	Yes	Payments in kind of $225.5 million for 2.7 million barrels of condensates valued at market prices, $337.8 million for 97.2 million mmBtu of gas valued per the Gas Sales Agreement
#: 60
	800,000	Prod. Entitlements	OMAN	Makarim Gas Development [Member]	Khazzan [Member]	Gas [Member]	Well
#: 61
	1,747,500,000	Prod. Entitlements	OMAN	Ministry of Energy and Minerals [Member]	Khazzan [Member]	Gas [Member]	Well	Yes	Payments in kind of $915.6 million for 11.1 million barrels of condensates valued at market prices, $831.9 million for 95.8 million mmBtu of gas valued per the Gas Sales Agreement
#: 62
	3,000,000	Prod. Entitlements	OMAN	Ministry of Energy and Minerals [Member]	Khazzan [Member]	Gas [Member]	Well
#: 63
	400,000	Fees	OMAN	Ministry of Energy and Minerals [Member]	Khazzan [Member]	Gas [Member]	Well
#: 64
	1,400,000	Fees	OMAN	Ministry of Labour [Member]	Khazzan [Member]	Gas [Member]	Well
#: 65
	911,900,000	Taxes	OMAN	Oman Tax Authority [Member]	Khazzan [Member]	Gas [Member]	Well
#: 66
	400,000	Fees	SENEGAL	Société des pétroles du Sénégal [Member]	Block Cayar Profond [Member]	Crude Oil [Member]	Well
#: 67
	300,000	Fees	SENEGAL	Société des pétroles du Sénégal [Member]	Block St Louis Profond [Member]	Crude Oil [Member]	Well
#: 68
	183,200,000	Taxes	TRINIDAD AND TOBAGO	Board of Inland Revenue [Member]	BPTT Blocks [Member]	LNG [Member]	Well
#: 69
	236,000,000	Taxes	TRINIDAD AND TOBAGO	Ministry of Energy and Energy Industries [Member]	BPTT Blocks [Member]	LNG [Member]	Well
#: 70
	1,900,000	Fees	TRINIDAD AND TOBAGO	Ministry of Energy and Energy Industries [Member]	Block 5B [Member]	LNG [Member]	Well
#: 71
	900,000	Fees	TRINIDAD AND TOBAGO	Ministry of Energy and Energy Industries [Member]	Block 25A [Member]	LNG [Member]	Well
#: 72
	900,000	Fees	TRINIDAD AND TOBAGO	Ministry of Energy and Energy Industries [Member]	Block 25B [Member]	LNG [Member]	Well
#: 73
	100,000	Fees	TRINIDAD AND TOBAGO	Ministry of Energy and Energy Industries [Member]	BPTT Blocks [Member]	LNG [Member]	Well
#: 74
	6,000,000	Fees	UNITED ARAB EMIRATES	Abu Dhabi National Oil Company [Member]	ADCO Concession (Onshore) [Member]	Crude Oil [Member]	Well
#: 75
	4,913,300,000	Taxes	UNITED ARAB EMIRATES	Department of Finance Abu Dhabi [Member]	ADCO Concession (Onshore) [Member]	Crude Oil [Member]	Well
#: 76
	(77,300,000)	Taxes	UNITED KINGDOM	HM Revenue and Customs [Member]	Decommissioning [Member]	Crude Oil [Member]	Well
#: 77
	(3,500,000)	Taxes	UNITED KINGDOM	HM Revenue and Customs [Member]	Non-Operated [Member]	Crude Oil [Member]	Well
#: 78
	1,902,800,000	Taxes	UNITED KINGDOM	HM Revenue and Customs [Member]		Crude Oil [Member]	Well
#: 79
	400,000	Fees	UNITED KINGDOM	Oil and Gas Authority [Member]	Andrew [Member]	Crude Oil [Member]	Well
#: 80
	400,000	Fees	UNITED KINGDOM	Oil and Gas Authority [Member]	Clair [Member]	Crude Oil [Member]	Well
#: 81
	200,000	Fees	UNITED KINGDOM	Oil and Gas Authority [Member]	Decommissioning [Member]	Crude Oil [Member]	Well
#: 82
	700,000	Fees	UNITED KINGDOM	Oil and Gas Authority [Member]	ETAP [Member]	Crude Oil [Member]	Well
#: 83
	2,000,000	Fees	UNITED KINGDOM	Oil and Gas Authority [Member]	Exploration [Member]	Crude Oil [Member]	Well
#: 84
	2,100,000	Fees	UNITED KINGDOM	Oil and Gas Authority [Member]	Foinaven [Member]	Crude Oil [Member]	Well
#: 85
	200,000	Fees	UNITED KINGDOM	Oil and Gas Authority [Member]	Murlach [Member]	Crude Oil [Member]	Well
#: 86
	400,000	Fees	UNITED KINGDOM	Oil and Gas Authority [Member]	Non-Operated [Member]	Crude Oil [Member]	Well
#: 87
	1,300,000	Fees	UNITED KINGDOM	Oil and Gas Authority [Member]	Schiehallion [Member]	Crude Oil [Member]	Well
#: 88
	300,000	Fees	UNITED KINGDOM	The Crown Estate [Member]	Pipelines [Member]	Crude Oil [Member]	Well
#: 89
	1,000,000	Royalties	UNITED STATES	Office of Natural Revenue [Member]		Crude Oil [Member]	Well
#: 90
	983,100,000	Royalties	UNITED STATES	Office of Natural Revenue/Department Interior [Member]	Gulf of Mexico - Central [Member]	Crude Oil [Member]	Well
#: 91
	48,000,000	Royalties	UNITED STATES	Office of Natural Revenue/Department Interior [Member]	Gulf of Mexico - Western [Member]	Crude Oil [Member]	Well
#: 92
	12,200,000	Fees	UNITED STATES	Office of Natural Revenue/Department Interior [Member]	Gulf of Mexico - Central [Member]	Crude Oil [Member]	Well
#: 93
	400,000	Fees	UNITED STATES	Office of Natural Revenue/Department Interior [Member]	Gulf of Mexico - Western [Member]	Crude Oil [Member]	Well
#: 94
	50,600,000	Bonuses	UNITED STATES	Office of Natural Revenue/Department Interior [Member]	Gulf of Mexico - Central [Member]	Crude Oil [Member]	Well
#: 95
	(67,600,000)	Taxes	UNITED STATES	State of Alaska [Member]	Alaska [Member]	Crude Oil [Member]	Well
#: 96
	100,000	Royalties	UNITED STATES	State of California [Member]	California [Member]	Crude Oil [Member]	Well
#: 97
	200,000	Taxes	UNITED STATES	State of Colorado [Member]	Colorado [Member]	Crude Oil [Member]	Well
#: 98
	1,900,000	Royalties	UNITED STATES	State of Delaware [Member]	Delaware [Member]	Crude Oil [Member]	Well
#: 99
	49,500,000	Taxes	UNITED STATES	State of Louisiana [Member]	Louisiana [Member]	Crude Oil [Member]	Well
#: 100
	8,000,000	Royalties	UNITED STATES	State of Louisiana [Member]	Louisiana [Member]	Crude Oil [Member]	Well
#: 101
	200,000	Fees	UNITED STATES	State of Louisiana [Member]	Louisiana [Member]	Crude Oil [Member]	Well
#: 102
	120,600,000	Taxes	UNITED STATES	State of Texas [Member]	Texas [Member]	Crude Oil [Member]	Well
#: 103
	102,900,000	Royalties	UNITED STATES	State of Texas [Member]	Texas [Member]	Crude Oil [Member]	Well
#: 104
	1,300,000	Fees	UNITED STATES	State of Texas [Member]	Texas [Member]	Crude Oil [Member]	Well
#: 105
	$ 1,300,000	Taxes	UNITED STATES	State of West Virginia [Member]	West Virginia [Member]	Crude Oil [Member]	Well